Other Receivables, Deposits and Prepayments (Tables)	12 Months Ended
Jun. 30, 2023
Other Receivables, Deposits and Prepayments [Abstract]
Schedule of Other Receivables, Deposits and Prepayments
	30 June 2023	30 June 2022
	RM	RM

Other receivables	305,138	-
Deposits	5,023,150	5,022,000
Prepayments	193,135	8,699
	5,521,423	5,030,699
Less : Impairment
Other receivables	(50,847)	-
	5,470,576	5,030,699